Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Abstract]
Amount outstanding	$ 148,666	$ 161,893
Federal Home Loan Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Federal Reserve Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Abstract]
Amount outstanding	148,666	161,893	$ 242,991
Maximum amount outstanding at any month end	169,214	233,522	252,996
Average amount outstanding	$ 159,220	$ 194,810	$ 228,086
Weighted average interest rate, For the year	0.92%	0.65%	0.61%
Weighted average interest rate, As of year end	0.90%	0.95%	0.62%